INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	The Company’s inventories consisted of:
	December 31, 2011	June 30, 2012
Raw materials	€271	€351
Semi-finished goods	979	382
Finished goods	1,696	2,943
Total	€2,946	€3,676